Revenue from Contracts with Customers: (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contracts with Customers:
Schedule of Company revenue

	Year ended of December 31,
	2022		2023		2024
Regulated services:
Airport services for revenue from contracts with customers:
Passengers fees	Ps.	10,795,615	Ps.	11,771,402	Ps.	14,414,309
Landing fees		1,277,251		1,376,707		1,533,321
Platform		751,464		704,446		960,182
Seurity services		134,364		152,059		178,016
Baggage inspection fees		353,638		400,280		575,776
Passengers walkway		644,356		691,920		790,739
Passengers documentation counters		29,841		35,298		34,272
Other airport services		499,299		538,326		563,432
Total regulated services (*)	Ps.	14,485,828	Ps.	15,670,438	Ps.	19,050,047

Non regulated services:
Non regulated services for revenue from contracts with customers:
Retail stores	Ps.	1,422,651	Ps.	1,569,319	Ps.	1,553,383
Access fees on non permanent ground transportation		82,857		96,914		102,190
Car parking		416,767		458,039		508,298
Other services		280,671		271,690		291,129
		2,202,946		2,395,962		2,455,000
Commercial services		5,932,414		6,452,611		6,979,441
Total non regulated services (**)		8,135,360		8,848,573		9,434,441
Construction services		2,692,694		1,302,633		2,848,299
Total	Ps.	25,313,882	Ps.	25,821,644	Ps.	31,332,787
(*)

For 2022, 2023 and 2024, this includes Mexico’s regulated income amounting to Ps.10,358,492, Ps.11,694,911 and Ps.14,376,540, respectively, Aerostar’s regulated income amounting to Ps.2,100,275, Ps.2,029,890 and Ps.2,208,073, respectively, Airplan’s regulated income amounting to Ps.2,027,061, Ps.1,945,637 and Ps.2,465,434, respectively.

(**)

This line item in the consolidated statement of income (non-aeronautical services) includes complementary and airport services totaling Ps.413,322, Ps.447,345 and Ps.460,886 for the 2022, 2023 and 2024 periods, respectively.

Schedule of revenue from leasing of commercial spaces by type

	Year ended of December 31,
	2022		2023		2024
Commercial revenues:
Duty free shops	Ps.	2,495,826	Ps.	2,621,852	Ps.	2,807,365
Food and beverage		1,243,576		1,419,917		1,457,698
Advertising revenues		151,741		206,942		236,629
Car rental companies		1,110,926		1,230,544		1,404,473
Banking and currency exchange servcies		102,783		103,285		98,475
Teleservices		15,538		16,099		16,073
Ground transportations		131,653		144,674		166,549
Other services		680,371		709,298		792,179
Total commercial revenues	Ps.	5,932,414	Ps.	6,452,611	Ps.	6,979,441

Schedule of domestic and international passenger traffic

The domestic and international passenger traffic for 2022, 2023 and 2024, in thousands is show as follows:

	Year ended of December 31,
	2022	2023	2024
Domestic passenger traffic:
Mexico	18,701	21,273	19,809
Puerto Rico	9,404	10,919	11,697
Colombia	13,718	11,920	13,005
Total domestic passengers	41,823	44,112	44,511

International passenger traffic:
Mexico	20,823	22,195	21,611
Puerto Rico	907	1,278	1,550
Colombia	2,788	2,975	3,647
Total international passengers	24,518	26,448	26,808
Total passengers	66,341	70,560	71,319

Schedule of increase in revenue by country of operations without considering construction services

	Year ended of December 31,						% Change 2024	% Change 2024
	2022		2023		2024		compared to 2022	compared to 2023
Aeronautical revenue
Mexico	Ps.	9,945,180	Ps.	11,247,569	Ps.	13,915,654	39.9	23.7
Puerto Rico		2,100,276		2,029,890		2,208,073	5.1	8.8
Colombia		2,027,061		1,945,637		2,465,434	21.6	26.7
Total aeronautical revenue	Ps.	14,072,517	Ps.	15,223,096	Ps.	18,589,161	32.1	22.1

Non-aeronautical revenue
Mexico		6,297,790		6,906,759		7,056,319	12.0	2.2
Puerto Rico		1,598,601		1,729,919		1,981,707	24.0	14.6
Colombia		652,280		659,237		857,301	31.4	30.0
Total non-aeronautical revenue	Ps.	8,548,671	Ps.	9,295,915	Ps.	9,895,327	15.8	6.4
Total without construction revenue	Ps.	22,621,188	Ps.	24,519,011	Ps.	28,484,488	25.9	16.2

Schedule of commercial contracts of minimum rent

For the years that will end December 31:

	Year ended
	December 31,
	2022		2023		2024
2023	Ps.	4,531,807		—		—
2024		4,070,098	Ps.	4,643,338		—
2025		3,869,058		4,271,488	Ps.	5,014,633
2026		3,659,380		3,841,569		4,366,396
2027		2,879,797		3,008,983		3,343,207
2028		2,045,977		2,158,389		2,361,104
2029		303,374		503,339		599,477
2030 to 2033		171,991		350,706		538,718
Total	Ps.	21,531,482	Ps.	18,777,812	Ps.	16,223,535

Schedule of other income

	Year ended
	December 31, 2022
Other income:
Income recovery from the fuel distribution
fee at the LMM Airport (Note 15 h)	Ps	300,384
Income recovery due to regularization of car rental companies		45,848
	Ps	346,232